Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
(Loss) / income before income tax expense	$ (22,667)	$ 19,127
Income tax expense at tax rates applicable to the Company (i.e., 0%)
Increase (decrease) in income taxes resulting from:
Non-deductible expenses	812	383
Non-taxable income
Reversal of deferred tax asset / liability		7
Valuation allowance	2,871
Tax of earlier year	270	221
True down / up	(85)	78
Loss / (income) taxed at different tax rate	(4)	2
Adjustments for change in rates due to different tax jurisdiction	(4,931)	1,254
Set off against brought forward losses	(76)	(60)
GILTI inclusion	113	42
Foreign Dividends gross-up and additional employee deduction for employee hired-80JJA	2
FTC Claim	(100)
Others	56	(56)
Provision for Income Taxes	$ (1,072)	$ 1,871
Effective tax rate	4.73%	9.78%